united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income Fund

Class A Shares	(AFLEX)
Class C Shares	(AFLKX)
Class I Shares	(AFLIX)

April 30, 2022

Semi-Annual Report

Advised by:
Anfield Capital Management, LLC
4041 MacArthur Blvd.
Suite 155
Newport Beach, CA 92660
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Anfield Universal Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2022

Average Semi-Annual Total Return through April 30, 2022*, as compared to its benchmark:

	Six Months	1 Year	5 Year	Since Inception(a)
Class A	-3.70%	-3.06%	0.54%	1.42%
Class A with 5.75% load	-9.25%	-8.62%	-0.63%	0.74%
Class C	-3.96%	-3.70%	-0.18%	0.65%
Class I	-3.57%	-2.81%	0.81%	1.67%
BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index(b)	-0.05%	0.03%	1.33%	0.93%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2023 so that the total annual operating expenses (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.75%, 2.50%, and 1.50% for Class A, Class C, and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits, as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Without waiver or reimbursement the gross expenses and fees of the Fund are 1.54%, 2.29% and 1.29% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus dated March 1, 2022. The expense limits in effect prior to their expiration on March 1, 2021 were 1.50%, 2.25% and 1.25% for Class A, Class C and Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a)	Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b)	The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Top Allocations	% of Net Assets
Asset Backed Securities - CLO	22.2%
Collateralized Mortgage Obligations	11.7%
Open End Funds - Fixed Income	9.6%
Corporate Bonds - Banking	7.4%
Corporate Bonds - Automotive	5.5%
Corporate Bonds - Transportation & Logistics	4.5%
Corporate Bonds - Asset Management	3.7%
Corporate Bonds - Biotech & Pharma	3.7%
Term Loans - Transportation & Logistics	3.2%
Corporate Bonds - Specialty Finance	2.3%
Other Assets in Excess of Liabilities	26.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares					Fair Value
	CLOSED END FUNDS — 0.2%
	FIXED INCOME - 0.2%
17,502	BlackRock Floating Rate Income Strategies Fund, Inc.				$216,325

	TOTAL CLOSED END FUNDS (Cost $248,019)				216,325

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 0.3%
	FIXED INCOME - 0.3%
16,900	Invesco Senior Loan ETF				364,364

	TOTAL EXCHANGE-TRADED FUNDS (Cost $420,719)				364,364

Shares					Fair Value
	OPEN END FUNDS — 9.6%
	FIXED INCOME - 9.6%
567,139	Fidelity Advisor Floating Rate High Income Fund				5,308,424
818,753	Vanguard High-Yield Corporate Fund, Admiral Class				4,445,829
228,409	Vanguard Short-Term Investment Grade Fund, Admiral Class				2,322,923
					12,077,176

	TOTAL OPEN END FUNDS (Cost $12,716,435)				12,077,176

			Coupon Rate
Shares		Spread	(%)		Fair Value
	PREFERRED STOCKS — 1.0%
	BANKING - 1.0%
40,000	Citigroup, Inc. - Series J(a)	US0003M+4.04%	1.7813		1,044,000
7,400	Citigroup, Inc. - Series K(a)	US0003M+4.13%	1.7188		196,248
					1,240,248

	TOTAL PREFERRED STOCKS (Cost $1,342,770)				1,240,248

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.5%
	CLO — 22.2%
1,000,000	AMMC CLO XI Ltd. (a),(b)	US0003M + 1.900%	2.1990	04/30/31	990,200

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.5% (Continued)
	CLO — 22.2% (Continued)
2,000,000	Cathedral Lake CLO 2013 Ltd. (a),(b)	US0003M + 2.300%	3.3440	10/15/29	$1,960,436
500,500	Crown Point CLO IV Ltd. (a),(b)	US0003M + 1.500%	2.5630	04/20/31	499,455
1,000,000	Denali Capital CLO XI Ltd. (a),(b)	US0003M + 5.610%	6.6730	10/20/28	961,937
1,000,000	Dryden 55 CLO Ltd. (a),(b)	US0003M + 2.850%	3.8940	04/15/31	965,994
1,000,000	Halcyon Loan Advisors Funding 2015-1 Ltd. (a),(b)	US0003M + 2.000%	3.0630	04/20/27	995,800
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. (a),(b)	US0003M + 5.700%	6.8840	07/25/27	928,200
2,131,438	Halcyon Loan Advisors Funding 2015-3 Ltd. (a),(b)	US0003M + 5.950%	6.9940	10/18/27	1,888,943
2,400,000	Man GLG US CLO (a),(b)	US0003M + 1.970%	3.0330	04/22/30	2,369,878
1,500,000	Mountain View CLO IX Ltd. (a),(b)	US0003M + 3.120%	4.1640	07/15/31	1,387,578
2,000,000	Sound Point CLO II Ltd. (a),(b)	US0003M + 1.850%	3.0640	01/26/31	1,945,076
2,500,000	Sound Point CLO II Ltd. (a),(b)	US0003M + 2.700%	3.9140	01/26/31	2,402,782
520,000	Steele Creek CLO 2014-1 Ltd. (a),(b)	US0003M + 1.500%	2.5980	04/21/31	515,430
2,025,000	Steele Creek CLO 2014-1 Ltd. (a),(b)	US0003M + 2.800%	3.8980	04/21/31	1,888,493
1,000,000	Venture XV CLO Ltd. (a),(b)	US0003M + 3.920%	4.9640	07/15/32	949,517
2,750,000	Voya CLO 2018-1 Ltd. (a),(b)	US0003M + 2.600%	3.6440	04/19/31	2,613,332
1,350,000	Webster Park CLO Ltd. (a),(b)	US0003M + 5.500%	6.5630	07/20/30	1,287,958
1,380,000	Zais CLO 5 Ltd. (a),(b)	US0003M + 2.400%	3.4440	10/15/28	1,381,601
2,000,000	Zais Matrix CDO I (a),(b)	TSFR3M + 4.670%	5.2900	01/25/35	1,973,862
					27,906,472
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
157,160	Alternative Loan Trust 2004-35T2(c)		6.0000	02/25/35	23,458
4,708	Banc of America Mortgage 2004-A Trust(a)		2.6240	02/25/34	4,792
8,609,292	BCAP, LLC Trust 2007-AA2 (a),(c)		0.4170	04/25/37	98,453
10,466	Bear Stearns ARM Trust 2003-4(a)		2.1750	07/25/33	10,674
9,297	Bear Stearns Asset Backed Securities Trust 2003-AC5(d)		5.5000	10/25/33	9,311
5,691	Chase Mortgage Finance Trust Series 2007-A1(a)		2.4620	02/25/37	5,829
28,997	CHL Mortgage Pass-Through Trust 2004-7(a)		2.4420	05/25/34	29,632
4,191	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4(a)	US0001M + 0.450%	1.1180	06/25/34	4,089
181,917	GSR Mortgage Loan Trust 2004-2F(a),(c)	US0001M + 7.650%	6.9820	01/25/34	9,146
9,893	GSR Mortgage Loan Trust 2004-6F		5.5000	05/25/34	9,433
33,748	Impac CMB Trust Series 2004-4(a)	US0001M + 0.900%	1.5680	09/25/34	32,922
5,272	Impac CMB Trust Series 2004-5(a)	US0001M + 0.920%	1.5880	10/25/34	5,269
35,484	Impac CMB Trust Series 2004-6(a)	US0001M + 0.825%	1.4930	10/25/34	34,844

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5% (Continued)
31,733	JP Morgan Mortgage Trust 2005-A1 (a)		2.6020	02/25/35	$30,535
14,547	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	14,450
575,473	MASTR Alternative Loan Trust 2007-HF1(c)		7.0000	10/25/47	143,430
11,675	Morgan Stanley Mortgage Loan Trust 2004-10AR(a)		2.4390	11/25/34	11,356
7,219	Morgan Stanley Mortgage Loan Trust 2004-7AR(a)		2.4740	09/25/34	7,397
3,820	RAMP Series 2004-SL3 Trust		7.5000	12/25/31	3,715
4,845	Structured Asset Securities Corporation(a)		2.6650	09/25/26	4,829
6,658,618	Vendee Mortgage Trust 2011-2 (a),(c)		0.3640	10/15/41	80,337
68,213	Wilshire Funding Corporation (a)		7.2500	08/25/27	66,315
					640,216
	HOME EQUITY — 1.1%
48,634	Aames Mortgage Trust 2001 1 Mortgage Pass Through Certs Series 1 (d)		8.0880	06/25/31	48,252
25,881	AFC Trust Series 2000-1 (d)	US0001M + 0.730%	1.3980	03/25/30	25,555
639	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 (d)		4.9200	12/25/33	847
49,827	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6 (a)	US0001M + 2.475%	3.1430	11/25/33	50,454
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1(a)	US0001M + 6.000%	6.6680	10/25/34	142,017
217,933	Bear Stearns Asset Backed Securities I Trust 2004-FR3(a)	US0001M + 2.100%	2.7680	09/25/34	216,477
80,956	Bear Stearns Asset Backed Securities I Trust 2004-HE7(a)	US0001M + 2.700%	3.3680	08/25/34	79,528
15,591	Bear Stearns Asset Backed Securities Trust 2003-ABF1(a)	US0001M + 0.740%	1.4080	01/25/34	14,787
155,469	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 1.800%	2.4680	06/25/34	168,498
171,805	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 1.800%	2.4680	11/25/34	174,407
45,542	Credit Suisse First Boston Mortgage Securities Corporation(d)		6.9900	02/25/31	44,886
13,527	GSAA Trust (d)		5.2950	11/25/34	13,575
427	Home Equity Asset Trust (a)	US0001M + 2.150%	2.8180	03/25/34	421
33,524	Home Equity Asset Trust 2004-4 (a)	US0001M + 1.950%	2.6180	10/25/34	33,431
3,845	Meritage Mortgage Loan Trust 2003-1(a)	US0001M + 2.325%	2.9930	11/25/33	3,830
28,884	Meritage Mortgage Loan Trust 2003-1(a)	US0001M + 2.700%	3.3680	11/25/33	28,652
19,517	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1(a)	US0001M + 2.175%	2.8430	07/25/34	17,818
46,223	New Century Home Equity Loan Trust(a),(b)	US0001M + 1.125%	1.7930	10/25/33	45,506
1,843	NovaStar Mortgage Funding Trust Series 2004-1(a)	US0001M + 1.575%	2.2430	06/25/34	1,817
13,644	Option One Mortgage Loan Trust 2003-5(a)	US0001M + 0.640%	1.3080	08/25/33	13,249
76,674	RASC Series 2003-KS4 Trust (d)		4.6100	06/25/33	73,774
15,058	Saxon Asset Securities Trust 2003-3 (a)	US0001M + 2.400%	3.0680	12/25/33	14,297

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.5% (Continued)
	HOME EQUITY — 1.1% (Continued)
38,561	Securitized Asset Backed Receivables, LLC Trust 2004-OP1(a)	US0001M + 2.025%	2.6930	02/25/34	$39,694
2,707	Security National Mortgage Loan Trust 2007-1(a),(b)	US0001M + 0.350%	1.0180	04/25/37	2,708
97,135	Terwin Mortgage Trust Series TMTS 2003-2HE(a)	US0001M + 3.225%	3.8930	07/25/34	100,657
					1,355,137
	MANUFACTURED HOUSING — 0.0%(e)
9,889	Conseco Finance Corporation (a)		7.2200	03/15/28	9,691

	RESIDENTIAL MORTGAGE — 0.7%
79,450	Countrywide Asset-Backed Certificates (a)	US0001M + 0.500%	1.1680	08/25/34	78,520
87,399	Credit-Based Asset Servicing and Securitization, LLC(a)	US0001M + 2.775%	3.4430	03/25/34	92,219
133,167	Credit-Based Asset Servicing and Securitization, LLC(a)	US0001M + 1.725%	2.3930	07/25/35	133,273
31,524	CWABS, Inc. Asset-Backed Certificates Trust 2004-6(a)	US0001M + 0.900%	1.5680	11/25/34	30,987
21,837	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 Series 2A3 (a)	US0001M + 1.200%	1.8680	11/25/34	21,713
17,897	Equity One Mortgage Pass-Through Trust 2002-5 (d)		5.8030	11/25/32	17,305
119,649	Finance America Mortgage Loan Trust 2004-2(a)	US0001M + 0.975%	1.6430	08/25/34	115,859
18,701	First Franklin Mortgage Loan Trust 2002-FF1 (a)	US0001M + 1.125%	1.2050	04/25/32	18,655
23,189	Long Beach Mortgage Loan Trust 2003-2 (a)	US0001M + 2.850%	3.5180	06/25/33	24,139
77,518	Morgan Stanley A.B.S Capital I, Inc. Trust 2004-NC7(a)	US0001M + 1.725%	2.3930	07/25/34	76,866
109,279	Structured Asset Securities Corporation 2005-WF1(a)	US0001M + 1.905%	2.5730	02/25/35	107,045
143,305	Structured Asset Securities Corporation 2005-WF1(a)	US0001M + 2.055%	2.7230	02/25/35	137,381
					853,962
	TOTAL ASSET BACKED SECURITIES (Cost $31,924,965)				30,765,478

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7%
466,371	Fannie Mae Interest Strip(c)		4.5000	07/25/37	65,062
1,403,052	Fannie Mae Interest Strip(c)		6.0000	01/25/38	334,090
332,808	Fannie Mae Interest Strip(a),(c)		5.5000	05/25/39	58,819
386,408	Fannie Mae Interest Strip(a),(c)		6.0000	05/25/39	72,668
136,267	Fannie Mae Interest Strip(a),(c)		4.5000	11/25/39	29,496
614,333	Fannie Mae Interest Strip(a),(c)		4.5000	10/25/40	121,034
402,931	Fannie Mae Interest Strip(a),(c)		4.5000	11/25/40	68,762

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
1,596,736	Fannie Mae Interest Strip(c)		5.0000	12/25/40	$380,067
264,239	Fannie Mae Interest Strip(c)		3.5000	11/25/41	28,336
181,671	Fannie Mae Interest Strip(a),(c)		4.0000	11/25/41	30,249
222,441	Fannie Mae Interest Strip(a),(c)		4.0000	07/25/42	36,527
492,963	Fannie Mae Interest Strip(a),(c)		4.5000	07/25/42	98,620
242,829	Fannie Mae Interest Strip(a),(c)		4.5000	07/25/42	46,023
1,212,209	Fannie Mae Interest Strip(c)		3.5000	12/25/42	162,625
482,077	Fannie Mae Interest Strip(c)		3.0000	11/25/43	70,810
10,191	Fannie Mae REMICS(c)		3.0000	08/25/30	6
691,886	Fannie Mae REMICS(a),(c)	US0001M + 6.630%	5.9620	11/25/36	87,715
320,804	Fannie Mae REMICS(a),(c)	US0001M + 6.120%	5.4520	05/25/37	36,873
225,183	Fannie Mae REMICS(a),(c)	US0001M + 6.450%	5.7820	09/25/37	32,322
235,785	Fannie Mae REMICS(a),(c)	US0001M + 6.450%	5.7820	12/25/37	37,690
256,293	Fannie Mae REMICS(c)		5.0000	11/25/38	22,552
642,019	Fannie Mae REMICS(c)		6.0000	12/25/39	92,576
645,435	Fannie Mae REMICS(a),(c)		5.0000	01/25/40	118,704
948,157	Fannie Mae REMICS(a),(c)	US0001M + 6.600%	5.9320	10/25/40	133,110
592,674	Fannie Mae REMICS(c)		4.0000	04/25/41	10,558
442,788	Fannie Mae REMICS(c)		4.0000	10/25/41	14,131
2,756,950	Fannie Mae REMICS(a),(c)	US0001M + 6.000%	5.3320	11/25/41	206,907
187,188	Fannie Mae REMICS(a),(c)	US0001M + 6.000%	6.0000	08/25/42	32,213
699,728	Fannie Mae REMICS(c)		4.5000	02/25/43	79,894
213,007	Fannie Mae REMICS(a),(c)	US0001M + 6.150%	5.4820	02/25/43	32,185
284,228	Fannie Mae REMICS(c)		4.5000	09/25/43	17,326
1,520,318	Fannie Mae REMICS(a),(c)	US0001M + 6.000%	5.3320	10/25/43	187,676
169,071	Fannie Mae REMICS(c)		3.5000	12/25/44	1,172
203,065	Fannie Mae REMICS(a),(c)	US0001M + 6.150%	4.5980	04/25/45	31,369
9,650,355	Fannie Mae REMICS(a),(c)	US0001M + 6.200%	0.0300	06/25/45	16,329
3,040,691	Fannie Mae REMICS(c)		6.0000	06/25/45	747,489
166,164	Fannie Mae REMICS(c)		3.5000	11/25/45	1,480
2,828	Fannie Mae REMICS(c)		3.5000	02/25/46	1
102,380	Fannie Mae REMICS(c)		3.5000	10/25/47	6,322
190,191	Fannie Mae REMICS(c)		4.0000	10/25/47	15,462
243,846	Fannie Mae REMICS(c)		3.5000	12/25/47	24,484

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
419,574	Fannie Mae REMICS(c)		3.5000	12/25/47	$52,706
438,773	Fannie Mae REMICS(c)		4.5000	12/25/47	70,660
1,471,047	Fannie Mae REMICS(a),(c)	US0001M + 6.200%	5.5320	12/25/47	226,909
1,367,614	Fannie Mae REMICS(c)		4.0000	03/25/48	253,489
311,007	Fannie Mae REMICS(c)		4.0000	05/25/48	39,716
345,762	Fannie Mae REMICS(c)		4.0000	05/25/48	42,887
607,953	Fannie Mae REMICS(c)		4.5000	10/25/48	112,255
868,882	Fannie Mae REMICS(c)		3.5000	08/25/49	134,343
292,749	Fannie Mae REMICS(c)		4.5000	05/25/51	63,321
27,796	Freddie Mac REMICS(a)	US0001M + 20.930%	19.4890	02/15/32	34,251
1,541,449	Freddie Mac REMICS(c)		6.5000	05/15/32	237,050
107,654	Freddie Mac REMICS(c)		3.5000	04/15/33	3,970
289,978	Freddie Mac REMICS(c)		5.5000	07/15/37	47,176
208,748	Freddie Mac REMICS(c)		6.0000	10/15/37	24,602
298,466	Freddie Mac REMICS(c)		4.0000	11/15/39	3,327
5,136,581	Freddie Mac REMICS(a),(c)	US0001M + 6.100%	0.1000	09/15/40	13,576
82,365	Freddie Mac REMICS(a)	US0001M + 14.910%	13.2480	12/15/40	87,541
279,732	Freddie Mac REMICS(c)		3.0000	06/15/41	9,928
239,171	Freddie Mac REMICS(a),(c)	US0001M + 6.050%	5.4960	07/15/42	40,262
316,111	Freddie Mac REMICS(a),(c)	US0001M + 6.550%	5.9960	08/15/42	55,641
66,724	Freddie Mac REMICS(c)		3.5000	03/15/43	1,356
674,983	Freddie Mac REMICS(c)		4.0000	04/15/43	94,105
175,693	Freddie Mac REMICS(c)		3.5000	07/15/43	3,821
10,670	Freddie Mac REMICS(c)		3.5000	02/15/44	34
13,314,361	Freddie Mac REMICS(a),(c)		0.2070	08/15/44	130,336
409,341	Freddie Mac REMICS(a),(c)	US0001M + 6.100%	5.5460	12/15/44	58,420
355,299	Freddie Mac REMICS(c)		4.0000	03/15/45	48,124
403,528	Freddie Mac REMICS(a),(c)	US0001M + 5.600%	5.0460	05/15/45	55,600
133,973	Freddie Mac REMICSs(c)		3.5000	04/15/46	16,852
1,022,338	Freddie Mac REMICS(a),(c)	US0001M + 6.000%	5.4460	05/15/46	156,711
915,630	Freddie Mac REMICS(c)		4.0000	12/15/46	126,138
280,262	Freddie Mac REMICS(c)		4.0000	05/15/48	45,646
1,472,984	Freddie Mac REMICS(c)		4.5000	09/15/48	272,444

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
447,417	Freddie Mac REMICS (c)		4.0000	08/25/49	$91,660
1,028,948	Freddie Mac REMICS (c)		3.0000	09/25/50	148,363
583,954	Freddie Mac REMICS (c)		3.0000	10/25/50	106,255
384,049	Freddie Mac REMICS (c)		3.0000	03/25/51	48,151
568,878	Freddie Mac REMICS (c)		3.0000	03/25/51	78,664
1,231,076	Freddie Mac REMICS (c)		4.5000	03/25/51	243,036
1,265,211	Freddie Mac REMICS (c)		4.0000	05/25/51	225,571
1,718,354	Freddie Mac REMICS (c)		3.5000	12/25/51	281,577
425,652	Freddie Mac REMICS (a),(c)	US0001M + 5.900%	5.3460	01/15/54	55,725
87,614	Freddie Mac Strips (c)		6.5000	04/01/29	13,370
717,339	Freddie Mac Strips (c)		5.0000	06/15/38	111,506
249,226	Freddie Mac Strips (a),(c)		4.5000	12/15/39	33,867
241,768	Freddie Mac Strips (a),(c)		4.5000	12/15/40	36,910
345,763	Freddie Mac Strips (a),(c)		4.5000	01/15/43	60,601
718,636	Freddie Mac Strips (c)		5.0000	12/15/43	134,223
74,205	Government National Mortgage Association(c)		4.0000	12/16/26	3,681
786,263	Government National Mortgage Association(c)		5.0000	05/20/34	110,785
3,644,353	Government National Mortgage Association(a),(c)	US0001M + 6.850%	6.2560	07/20/34	416,105
9,872,628	Government National Mortgage Association(a),(c)	US0001M + 6.700%	0.1500	09/16/34	55,769
1,042,102	Government National Mortgage Association(a),(c)	US0001M + 6.800%	6.2060	05/16/37	181,487
6,092,504	Government National Mortgage Association(a),(c)	US0001M + 6.690%	6.0960	10/20/37	681,615
1,814,602	Government National Mortgage Association(a),(c)	US0001M + 6.150%	5.5560	07/16/38	169,826
1,157,124	Government National Mortgage Association(c)		5.5000	02/20/39	212,452
810,455	Government National Mortgage Association(a),(c)	US0001M + 6.100%	5.5060	03/20/39	42,496
308,993	Government National Mortgage Association(a),(c)	US0001M + 6.500%	5.9060	08/16/39	7,468
970,036	Government National Mortgage Association(c)		5.5000	08/20/39	144,176
489,177	Government National Mortgage Association(c)		3.5000	10/20/39	31,244
3,182,050	Government National Mortgage Association(a),(c)	US0001M + 6.550%	5.9560	10/20/39	480,800
623,987	Government National Mortgage Association(a),(c)	US0001M + 6.600%	6.0060	12/20/39	11,965
908,636	Government National Mortgage Association(a),(c)	US0001M + 6.400%	5.8060	01/16/40	121,385
1,118,887	Government National Mortgage Association(c)		5.0000	04/20/40	188,992
1,602,092	Government National Mortgage Association(a),(c)		0.5000	06/20/40	26,361
277,173	Government National Mortgage Association(c)		5.0000	10/16/40	28,979
1,518,265	Government National Mortgage Association(a),(c)	US0001M + 6.020%	5.4260	10/16/40	194,173

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
2,621,925	Government National Mortgage Association(a),(c)	US0001M + 6.050%	5.4560	12/16/40	$333,730
19,022	Government National Mortgage Association(c)		4.0000	12/20/40	42
444,208	Government National Mortgage Association(c)		4.0000	03/16/41	60,409
341,524	Government National Mortgage Association(c)		6.0000	04/20/41	52,846
406,346	Government National Mortgage Association(c)		3.0000	06/20/41	11,037
1,327,754	Government National Mortgage Association(c)		3.0000	08/20/41	46,679
346,948	Government National Mortgage Association(a),(c)	US0001M + 6.750%	6.1560	03/16/42	47,528
290,155	Government National Mortgage Association(c)		5.0000	07/20/42	29,541
475,731	Government National Mortgage Association(a),(c)	US0001M + 6.000%	5.4060	08/20/42	67,537
353,671	Government National Mortgage Association(a),(c)	US0001M + 6.200%	5.6060	12/20/42	37,336
96,033	Government National Mortgage Association(c)		3.5000	01/20/43	17,564
495,462	Government National Mortgage Association(c)		5.0000	01/20/43	59,530
1,766,293	Government National Mortgage Association(a),(c)	US0001M + 6.750%	6.1560	03/20/43	80,837
494,328	Government National Mortgage Association(c)		3.5000	05/20/43	82,067
780,698	Government National Mortgage Association(a),(c)		1.0000	07/20/43	18,797
98,986	Government National Mortgage Association(a),(c)	US0001M + 6.150%	5.5560	07/20/43	14,111
480,074	Government National Mortgage Association(a),(c)	US0001M + 6.150%	5.5560	07/20/43	72,561
873,887	Government National Mortgage Association(a),(c)	US0001M + 6.100%	5.5060	08/16/43	119,892
12,775,980	Government National Mortgage Association(a),(c)		0.2640	10/20/43	111,741
362,377	Government National Mortgage Association(a),(c)	US0001M + 6.100%	5.5060	10/20/43	36,787
203,238	Government National Mortgage Association(a),(c)	US0001M + 6.100%	5.5060	11/20/43	28,409
22,958	Government National Mortgage Association(c)		3.5000	04/20/44	240
445,523	Government National Mortgage Association(a),(c)	US0001M + 5.600%	5.0060	06/16/44	56,785
138,050	Government National Mortgage Association(a),(c)	US0001M + 5.600%	5.0060	09/20/44	16,744
680,221	Government National Mortgage Association(a),(c)	US0001M + 5.600%	5.0060	02/20/45	79,877
291,312	Government National Mortgage Association(c)		4.0000	07/20/45	24,110
846,745	Government National Mortgage Association(c)		4.5000	08/20/45	119,513
1,039,797	Government National Mortgage Association(c)		6.0000	08/20/45	163,900
585,071	Government National Mortgage Association(c)		4.5000	10/16/45	63,486
2,921,936	Government National Mortgage Association(a),(c)	US0001M + 31.250%	1.0000	10/20/45	170,037
390,299	Government National Mortgage Association(a),(c)	US0001M + 6.750%	6.1560	12/20/45	58,885
220,072	Government National Mortgage Association(c)		4.5000	03/20/46	3,495
136,870	Government National Mortgage Association(c)		3.0000	04/20/46	5,147
395,647	Government National Mortgage Association(c)		3.5000	04/20/46	63,111

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7% (Continued)
128,107	Government National Mortgage Association(c)		4.5000	04/20/46	$12,318
246,369	Government National Mortgage Association(c)		4.0000	06/20/46	45,126
434,249	Government National Mortgage Association(c)		3.5000	09/20/46	51,251
737,718	Government National Mortgage Association(a),(c)	US0001M + 6.100%	5.5060	09/20/46	111,026
256,136	Government National Mortgage Association(c)		5.0000	11/20/46	16,384
244,393	Government National Mortgage Association(c)		3.5000	03/20/47	22,699
17,049	Government National Mortgage Association(c)		3.5000	07/20/47	1,925
567,150	Government National Mortgage Association(c)		4.0000	11/20/47	68,251
174,902	Government National Mortgage Association(c)		5.0000	12/20/47	34,568
1,092,557	Government National Mortgage Association(a),(c)	US0001M + 6.200%	5.6060	12/20/47	144,012
397,582	Government National Mortgage Association(c)		3.5000	01/20/48	45,577
275,412	Government National Mortgage Association(c)		5.5000	09/20/48	39,711
384,258	Government National Mortgage Association(c)		5.5000	10/20/48	69,468
443,785	Government National Mortgage Association(a),(c)	US0001M + 6.050%	5.4560	02/20/49	35,499
522,446	Government National Mortgage Association(c)		2.5000	08/20/50	75,291
1,883,138	Government National Mortgage Association(c)		2.5000	07/20/51	213,672
2,634,185	Government National Mortgage Association(c)		3.0000	08/20/51	364,223
3,440,610	Government National Mortgage Association(a),(c)		2.1570	10/20/69	231,821
					14,669,302
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,756,555)				14,669,302

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.6%
	AEROSPACE & DEFENSE — 0.4%
500,000	Howmet Aerospace, Inc.		5.1250	10/01/24	509,388

	ASSET MANAGEMENT — 3.7%
730,000	Ares Capital Corporation		4.2500	03/01/25	721,520
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,278,539
1,662,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.7500	09/15/24	1,626,698
1,000,000	Pershing Square Holdings Ltd. (b)		5.5000	07/15/22	1,003,360
					4,630,117

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.6% (Continued)
	AUTOMOTIVE — 5.5%
450,000	Ford Motor Credit Company, LLC		3.0870	01/09/23	$450,950
250,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	247,375
150,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	147,938
740,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	728,016
1,655,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,675,678
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	392,706
1,400,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,398,110
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,354,281
500,000	General Motors Financial Company, Inc.		3.1500	06/30/22	500,634
					6,895,688
	BANKING — 7.4%
1,050,000	BPCE S.A. (b)		5.1500	07/21/24	1,068,743
2,308,000	Citigroup, Inc. (a)	US0003M + 4.068%	5.9500	01/30/23	2,313,770
955,000	Credit Agricole S.A. (b)		4.3750	03/17/25	954,486
3,704,000	First Citizens BancShares, Inc. (a),(b)	US0003M + 3.972%	5.8000	01/04/27	3,723,446
1,200,000	Societe Generale S.A. (b)		4.2500	04/14/25	1,185,232
					9,245,677
	BEVERAGES — 0.4%
500,000	Molson Coors Beverage Company		3.5000	05/01/22	500,000

	BIOTECH & PHARMA — 3.7%
950,000	Bausch Health Companies, Inc. (b)		6.1250	04/15/25	954,156
1,100,000	Bausch Health Companies, Inc. (b)		9.0000	12/15/25	1,105,500
1,714,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,664,389
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	901,134
					4,625,179
	CABLE & SATELLITE — 0.8%
1,000,000	CSC Holdings, LLC		5.8750	09/15/22	1,006,705

	COMMERCIAL SUPPORT SERVICES — 0.9%
1,090,000	Aramark Services, Inc. (b)		6.3750	05/01/25	1,111,587

	DIVERSIFIED INDUSTRIALS — 1.5%
2,000,000	General Electric Company Series D (a)	US0003M + 3.330%	4.1560	06/15/22	1,897,240

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.6% (Continued)
	ELECTRIC UTILITIES — 1.8%
650,000	Electricite de France S.A. (a)	USSW10 + 3.709%	5.2500	01/29/23	$644,313
1,400,000	Electricite de France S.A. (a),(b)	USSW10 + 3.041%	5.6250	01/22/24	1,370,347
300,000	FirstEnergy Corporation		3.6000	07/15/22	299,897
					2,314,557
	FORESTRY, PAPER & WOOD PRODUCTS — 0.6%
775,000	Carter Holt Harvey Ltd.		9.5000	12/01/24	784,633

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
2,025,000	Bank of New York Mellon Corporation (The) Series H (a)	H15T5Y + 3.352%	3.7000	03/20/26	1,880,719

	LEISURE FACILITIES & SERVICES — 1.2%
395,000	Carnival Corporation		7.2000	10/01/23	399,426
1,054,000	Royal Caribbean Cruises Ltd.		5.2500	11/15/22	1,056,756
					1,456,182
	OIL & GAS PRODUCERS — 0.8%
250,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	249,459
300,000	DCP Midstream Operating, L.P. (a),(b)	US0003M + 3.850%	5.8500	05/21/43	273,239
500,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	505,224
					1,027,922
	REAL ESTATE INVESTMENT TRUSTS — 2.2%
150,000	American Tower Trust #1 (b)		3.0700	03/15/23	150,010
657,000	MGM Growth Properties Operating Partnership, L.P. (b)		4.6250	06/15/25	656,458
2,042,000	Service Properties Trust		4.6500	03/15/24	1,932,569
					2,739,037
	RETAIL - DISCRETIONARY — 1.3%
1,688,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,631,106

	SOFTWARE — 0.2%
230,000	NortonLifeLock, Inc.		3.9500	06/15/22	229,964

	SPECIALTY FINANCE — 2.3%
1,000,000	Credit Acceptance Corporation(b)		5.1250	12/31/24	989,350

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.6% (Continued)
	SPECIALTY FINANCE — 2.3% (Continued)
1,000,000	ILFC E-Capital Trust I (a),(b)	US0003M + 1.550%	4.0500	12/21/65	$782,500
1,055,000	OneMain Finance Corporation		6.1250	03/15/24	1,060,206
					2,832,056
	TECHNOLOGY SERVICES — 0.8%
1,000,000	Nielsen Company Luxembourg Sarl (The) (b)		5.0000	02/01/25	1,002,500

	TELECOMMUNICATIONS — 1.7%
250,000	Sprint Corporation		7.1250	06/15/24	263,449
1,940,000	Telecom Italia SpA (b)		5.3030	05/30/24	1,905,905
					2,169,354
	TOBACCO & CANNABIS — 0.4%
500,000	Imperial Brands Finance plc (b)		3.5000	02/11/23	499,967

	TRANSPORTATION & LOGISTICS — 4.5%
1,567,353	American Airlines 2015-2 Class B Pass Through		4.4000	09/22/23	1,524,198
1,000,000	American Airlines Group, Inc. (b)		5.0000	06/01/22	1,000,090
859,171	American Airlines Pass Through Trust Series 2013-2 Class A		4.9500	01/15/23	853,927
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,289,203
948,753	UAL Pass Through Trust Series 2017-1 Class A		6.6360	07/02/22	953,706
					5,621,124
	TOTAL CORPORATE BONDS (Cost $56,421,092)				54,610,702

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.0%
	COMMERCIAL SUPPORT SERVICES — 2.1%
2,630,573	Aramark Services, Inc. (a)	US0001M + 2.500%	2.6010	04/01/28	2,613,856

	LEISURE FACILITIES & SERVICES — 1.5%
997,462	Carnival Corporation(a)	US0001M + 3.000%	3.7500	06/30/25	985,353
719,048	Cedar Fair, L.P. (a)	US0003M + 1.750%	1.8650	04/13/24	715,114
250,000	Scientific Games Corporation(a)	TSFR1M + 3.00%	3.5730	04/07/29	249,180
					1,949,647

See accompanying notes which are an integral part of these financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.0% (Continued)
	RETAIL - DISCRETIONARY — 0.8%
995,000	Great Outdoors Group, LLC(a)	US0001M + 3.750%	4.5140	03/05/28	$987,413

	SEMICONDUCTORS — 0.4%
500,000	MKS Instruments, Inc. (a)	TSFR1M + 2.75%	—	04/11/29	498,750

	TRANSPORTATION & LOGISTICS — 3.2%
1,000,000	AAdvantage Loyalty IP Ltd. (a)	US0001M + 4.750%	5.8130	03/10/28	1,019,305
1,000,000	Air Canada (a)	US0001M + 3.500%	4.2500	07/27/28	992,250
1,982,481	United Airlines, Inc. (a)	US0001M + 3.750%	4.5000	04/14/28	1,970,993
					3,982,548
	TOTAL TERM LOANS (Cost $10,103,300)				10,032,214

	TOTAL INVESTMENTS - 98.9% (Cost $139,933,855)				$123,975,809
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%				1,484,469
	NET ASSETS - 100.0%				$125,460,278

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

TSFR1M	TSFR1M

TSFR3M	TSFR3M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

USSW10	USD SWAP SEMI 30/360 10Y

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 , the total market value of 144A securities is 47,691,561 or 38.1% of net assets.

(c)	Interest only securities.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2022.

(e)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2022

ASSETS
Investment securities:
At cost	$139,933,855
At fair value	$123,975,809
Cash	348,172
Dividends and interest receivable	1,141,837
Deposits with brokers	572,914
Receivable for Fund shares sold	168,068
Prepaid expenses and other assets	39,115
TOTAL ASSETS	126,245,915

LIABILITIES
Payable for securities purchased	587,748
Payable for Fund shares redeemed	30,019
Investment advisory fees payable, net	99,943
Payable to related parties	38,439
Distribution (12b-1) fees payable	1,701
Accrued expenses and other liabilities	27,787
TOTAL LIABILITIES	785,637
NET ASSETS	$125,460,278

Composition of Net Assets:
Paid in capital	$149,501,630
Accumulated losses	(24,041,352)
NET ASSETS	$125,460,278

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2022

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,631,535
Shares of beneficial interest outstanding (a)	623,360
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.03
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.59

Class C Shares:
Net Assets	$551,234
Shares of beneficial interest outstanding (a)	60,991
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.04

Class I Shares:
Net Assets	$119,277,509
Shares of beneficial interest outstanding (a)	13,192,290
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.04

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2022

INVESTMENT INCOME
Dividends	$277,948
Interest	2,312,612
TOTAL INVESTMENT INCOME	2,590,560

EXPENSES
Investment advisory fees	500,280
Distribution (12b-1) fees:
Class A	8,997
Class C	3,103
Administration fees	121,561
Transfer agent fees	54,429
Third party administration servicing fees	38,951
Registration fees	33,485
Accounting services fees	31,863
Compliance officer fees	13,756
Legal fees	12,467
Printing and postage expenses	12,397
Audit fees	11,356
Custodian fees	10,534
Insurance expense	9,050
Trustees fees and expenses	5,044
Other expenses	1,989
TOTAL EXPENSES	869,262
NET INVESTMENT INCOME	1,721,298

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(2,382,665)
Net realized loss from futures contracts	(1,390,663)
Net change in unrealized depreciation on investments	(2,931,987)
Net change in unrealized appreciation on futures contracts	473,433

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(6,231,882)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,510,584)

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$1,721,298	$3,682,130
Net realized loss from investments and options purchased	(2,382,665)	(2,349,467)
Net realized loss from futures contracts	(1,390,663)	(918,092)
Net change in unrealized appreciation (depreciation) on investments	(2,931,987)	5,303,313
Net change in unrealized appreciation (depreciation) on futures contracts	473,433	(117,239)
Net increase (decrease) in net assets resulting from operations	(4,510,584)	5,600,645

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(75,529)	(344,765)
Class C	(4,230)	(31,373)
Class I	(1,443,438)	(5,548,180)
Total distributions to shareholders	(1,523,197)	(5,924,318)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	905,156	5,079,483
Class I	27,021,830	52,332,016
Net asset value of shares issued in reinvestment of distributions:
Class A	74,633	335,078
Class C	4,219	31,317
Class I	990,813	4,099,308
Payments for shares redeemed:
Class A	(3,114,520)	(8,250,716)
Class C	(94,491)	(563,747)
Class I	(29,874,321)	(85,340,970)
Net decrease in net assets from shares of beneficial interest	(4,086,681)	(32,278,231)

TOTAL DECREASE IN NET ASSETS	(10,120,462)	(32,601,904)

NET ASSETS
Beginning of the period	135,580,740	168,182,644
End of the period	$125,460,278	$135,580,740

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	96,576	532,659
Shares Reinvested	8,070	35,178
Shares Redeemed	(335,308)	(864,239)
Net decrease in shares of beneficial interest outstanding	(230,662)	(296,402)

Class C:
Shares Reinvested	458	3,286
Shares Redeemed	(10,236)	(59,101)
Net decrease in shares of beneficial interest outstanding	(9,778)	(55,815)

Class I:
Shares Sold	2,898,530	5,474,430
Shares Reinvested	107,227	429,934
Shares Redeemed	(3,178,840)	(8,940,395)
Net decrease in shares of beneficial interest outstanding	(173,083)	(3,036,031)

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022		October 31,	October 31,	October 31,	October 31,	October 31,
	2021		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$9.48		$9.51	$9.82	$10.29	$10.21	$10.03
Activity from investment operations:
Net investment income (1)	0.11		0.22	0.23	0.26	0.23	0.16
Net realized and unrealized gain (loss) on investments (2)	(0.46)		0.11	(0.28)	(0.41)	0.10	0.19
Total from investment operations	(0.35)		0.33	(0.05)	(0.15)	0.33	0.35
Less distributions from:
Net investment income	(0.10)		(0.36)	(0.26)	(0.28)	(0.25)	(0.17)
Net realized gain(loss)	—		—	—	(0.04)	—	—
Total distributions	(0.10)		(0.36)	(0.26)	(0.32)	(0.25)	(0.17)
Net asset value, end of year/period	$9.03		$9.48	$9.51	$9.82	$10.29	$10.21
Total return (3)	(3.70	)% (7)	3.50%	(0.49)%	(1.54)%	3.25%	3.56%
Net assets, at end of year/period (000)s	$5,632		$8,096	$10,937	$26,760	$23,942	$31,421
Ratio of gross expenses to average net assets (4)(5)(6)	1.62	% (8)	1.50%	1.47%	1.40%	1.46%	1.52%
Ratio of net expenses to average net assets (5)(6)	1.62	% (8)	1.50%	1.47%	1.40%	1.38%	1.20%
Ratio of net investment income to average net assets (5)(6)	2.54	% (8)	2.27%	2.33%	2.60%	2.25%	1.55%
Portfolio Turnover Rate	22	% (7)	52%	33%	37%	50%	43%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$9.48		$9.51	$9.82	$10.30	$10.22	$10.04
Activity from investment operations:
Net investment income (1)	0.09		0.15	0.16	0.19	0.18	0.10
Net realized and unrealized gain (loss) on investments (2)	(0.24)		0.11	(0.28)	(0.43)	0.08	0.18
Total from investment operations	(0.15)		0.26	(0.12)	(0.24)	0.26	0.28
Less distributions from:
Net investment income	(0.29)		(0.29)	(0.19)	(0.20)	(0.18)	(0.10)
Net realized gain(loss)	—		—	—	(0.04)	—	—
Total distributions	(0.29)		(0.29)	(0.19)	(0.24)	(0.18)	(0.10)
Net asset value, end of year/period	$9.04		$9.48	$9.51	$9.82	$10.30	$10.22
Total return (3)	(3.96	)% (7)	2.71%	(1.23)%	(2.34)%	2.59%	2.80%
Net assets, at end of year/period (000)s	$551		$671	$1,203	$1,490	$799	$77
Ratio of gross expenses to average net assets (4)(5)(6)	2.37	% (8)	2.25%	2.22%	2.15%	2.21%	2.27%
Ratio of net expenses to average net assets (5)(6)	2.37	% (8)	2.25%	2.22%	2.15%	2.13%	1.95%
Ratio of net investment income to average net assets (5)(6)	1.77	% (8)	1.51%	1.59%	1.88%	1.72%	0.98%
Portfolio Turnover Rate	22	% (7)	52%	33%	37%	50%	43%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$9.49		$9.51	$9.83	$10.30	$10.21	$10.04
Activity from investment operations:
Net investment income (1)	0.12		0.24	0.25	0.29	0.26	0.19
Net realized and unrealized gain (loss) on investments (2)	(0.19)		0.12	(0.28)	(0.44)	0.10	0.18
Total from investment operations	(0.07)		0.36	(0.03)	(0.15)	0.36	0.37
Less distributions from:
Net investment income	(0.38)		(0.38)	(0.29)	(0.28)	(0.27)	(0.20)
Net realized gain(loss)	—		—	—	(0.04)	—	—
Total distributions	(0.38)		(0.38)	(0.29)	(0.32)	(0.27)	(0.20)
Net asset value, end of year/period	$9.04		$9.49	$9.51	$9.83	$10.30	$10.21
Total return (3)	(3.57	)% (7)	3.87%	(0.34)%	(1.29)%	3.61%	3.70%
Net assets, at end of year/period (000)s	$119,278		$126,814	$156,042	$291,140	$208,180	$110,254
Ratio of gross expenses to average net assets (4)(5)(6)	1.37	% (8)	1.25%	1.22%	1.15%	1.21%	1.27%
Ratio of net expenses to average net assets (5)(6)	1.37	% (8)	1.25%	1.22%	1.15%	1.13%	0.95%
Ratio of net investment income to average net assets (5)(6)	2.77	% (8)	2.54%	2.59%	2.86%	2.54%	1.93%
Portfolio Turnover Rate	22	% (7)	52%	33%	37%	50%	43%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2022

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will pay a 1.00% sales charge on the purchase. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities- of comparable quality, coupon, maturity and type. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Exchange Traded Fund – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$216,325	$—	$—	$216,325
Exchange-Traded Fund	364,364	—	—	364,364
Open End Funds	12,077,176	—	—	12,077,176
Preferred Stocks	1,240,248	—	—	1,240,248
Asset Backed Securities	—	30,765,478	—	30,765,478
Collateralized Mortgage Obligations	—	14,669,302	—	14,669,302
Corporate Bonds	—	53,826,069	784,633	54,610,702
Term Loans	—	10,032,214	—	10,032,214
Total	$13,898,113	$109,293,063	$784,633	$123,975,809

*	Refer to the Schedule of Investments for classifications.

The following table presents changes in assets classified in Level 3 of the fair value hierarchy during the six months ended attributable to the following:

Corporate Bonds
Beginning Balance November 1, 2021	$821,446
Total realized gain (loss)	—
Unrealized Appreciation	(47,099)
Cost of Purchases	—
Proceeds from Sales	—
Amortization	10,286
Net transfers in/out of level 3	—
Ending Balance April 30, 2022	$784,633

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of April 30, 2022:

Fair Value at April 30, 2022	Valuation Techniques	Unobservable Input	Impact to Valuation
$ 101.24 Per bond	Spread to comparable security adjusted for a fixed spread as of the last trade date.	340 basis point spread to comparable security with a rate of 4.875%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Impact of Derivatives on the Statement of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of April 30, 2022 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of April 30, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized loss from futures contracts;
Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2022:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment		Total for the Six Months
Type	Interest Rate Risk	Ended April 30, 2022
Futures contracts	$(1,390,663)	$(1,390,663)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Interest Rate Risk	Six Months Ended April 30, 2022
Futures contracts	$473,433	$473,433

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2019 to October 31, 2021 or expected to be taken in the Fund’s October 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed in these Notes to Financial Statements. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, bank loan risk, cash positions risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, financial sector risk, fixed income securities risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, interest rate risk, issuer -specific risk, investment companies and exchange-traded funds risks, leverage risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage- backed and asset-backed securities risk, odd lot risk, preferred securities risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, short sales risk, swap risk, U.S. government securities risk, valuation risk, variable or floating rate securities and volatility risk.

Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Currency Risk – The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Credit Risk – The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening.

Foreign (non-U.S.) Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced its intention to cease its active encouragement of banks to provide the quotations needed to sustain LIBOR after 2021, ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of certain LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of the remaining LIBOR settings on a representative basis after June 30, 2023. has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and bond and other market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre -existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings.

Odd Lot Risk – Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2022, amounted to $28,851,211 and $25,186,144, respectively.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Anfield Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets totaling $500,280 for the six months ended April 30, 2022.

The Advisor has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, until at least March 1, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date such fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Prior to March 1, 2021, the expense limitations in effect for the Fund were 1.50%, 2.25% and 1.25% for Class A, Class C and Class I shares, respectively.

During the six months ended April 30, 2022, the Advisor did not waive any fees or expenses. The Adviser can recoup waived and reimbursed expenses of $870 until October 31, 2024, pursuant to the Agreement.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor” and “NLD”), an affiliate of Ultimus Fund Solutions, LLC (“UFS”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended April 30, 2022, the Distributor received $630 and $0 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $541 and $0 was retained by the principal underwriter for Class A and Class C shares, respectively.

Class C shares and Class I shares of the Fund are not subject to an initial sales charge.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad- hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of April 30, 2022, aggregate cost for federal tax purposes is $139,933,854 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$1,325,350
Gross unrealized depreciation:	(17,283,396)
Net unrealized depreciation:	$(15,958,046)

The tax character of distributions paid during the fiscal years ended October 31, 2021 and October 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2021	October 31, 2020
Ordinary Income	$5,924,318	$6,709,017
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$5,924,318	$6,709,017

As of October 31, 2021, the components of accumulated deficit on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$50,318	$—	$—	$(4,999,100)	$—	$(13,058,789)	$(18,007,571)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts and adjustments for perpetual bonds.

At October 31, 2021, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$424,507	$4,574,593	$4,999,100	$—

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between book and tax reporting. For the fiscal year ended October 31, 2021, there were no reclassifications between paid in capital and accumulated earnings (losses).

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, Charles Schwab & Co., Inc. and TD Ameritrade held 31.54% and 29.34%, respectively and may be deemed to control the Fund.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2022

8.	NEW REGULATORY UPDATES

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020 -04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’) . The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f -4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f -4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income Fund
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)
April 30, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended Deloitte & Touche LLP (“Deloitte”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2022, in replacement of RSM US LLP (“RSM”) which served previously as the independent registered public accounting firm for the Fund.

RSM reports on the Fund’s financial statements for either of the past two fiscal years, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years of the Fund ended October 31, 2020 and October 31, 2021 and the subsequent interim period through April 5, 2022, (i) there were no disagreements between the Fund and RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the fiscal years of the Fund ended October 31, 2020 and October 31, 2021, and during the subsequent interim period prior to appointing Deloitte, neither the registrant, nor anyone acting on its behalf, consulted with Deloitte on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

Anfield Universal Fixed Income Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2022

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	11/1/21	4/30//22	11/1/21– 4/30/22	11/1/21– 4/30/22
Class A	$1,000.00	$963.00	$7.90	1.62%
Class C	1,000.00	960.40	11.53	2.37
Class I	1,000.00	964.30	6.68	1.37

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	11/1/21	4/30/22	11/1/21– 4/30/22	11/1/21– 4/30/22
Class A	$1,000.00	$1,016.75	$8.11	1.62%
Class C	1,000.00	1,013.03	11.84	2.37
Class I	1,000.00	1,017.99	6.86	1.37

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited)
April 30, 2022

Approval of Advisory Agreement

Anfield Capital Management, LLC for the Anfield Universal Fixed Income Fund

At a meeting held on March 8-9, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Anfield Capital Management, LLC (“Anfield” or the “Adviser”) and the Trust, on behalf of Anfield Universal Fixed Income Fund (the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Anfield (the “Adviser”) related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Anfield; information regarding risk management processes and liquidity management; the compliance policies and procedures of Anfield, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Anfield’s compliance resources and practices; information regarding Anfield’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge. The Board also noted that on a regular basis it received and reviewed information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the review and evaluation of the Trust’s CCO of these policies and procedures.

The Board noted no significant disruption or impact to services to the Adviser as a result of the COVID-19 pandemic and that the Adviser had continued to provide the same level, quality and extent of services to the Fund. The Board noted that with respect to the Fund that Anfield continued to retain oversight of both the operational and

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2022

investment functions. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by Anfield, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year. The Board noted the continued retention of an outside CCO and found that Anfield continued to operate an effective compliance program and had no significant compliance matters reported over the past year. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a broad -based index and against a group of peer funds provided by Broadridge, an independent third-party data provider (the “Peer Group”). The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to its Peer Group.

The Board also took into account management’s discussion of the performance of the Fund, including the quarterly written reports containing the Adviser’s performance commentaries. The Board also noted that the Adviser was actively monitoring the performance of the Fund.

With respect to the Anfield Universal Fixed Income Fund, the Board considered that the Adviser is responsible for the day-to-day management of the Fund’s investment portfolio. Among other data, the Board considered the Fund’s performance for the one-year, three-year, five-year, and since inception periods ended January 31, 2022 as compared with the performance of the funds in its Peer Group and Morningstar category (Nontraditional Bond), and the benchmark index. The Board considered that the Fund underperformed the median of its Peer Group and Morningstar Category for each of these periods. The Board also considered that, as compared to its benchmark index, the Fund underperformed for the one-year and three-year periods but outperformed for the five-year and since inception periods. The Board took into account the Adviser’s discussion of the Fund’s performance history, including the factors that had contributed to the Fund’s underperformance. The Board concluded that the Fund’s underperformance was being appropriately monitored and/or addressed.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s advisory fee and operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to its Peer Group, as well as the level, quality and nature of the services provided by the Adviser with respect to the Fund.

The Board noted with respect to the Anfield Universal Fixed Income Fund that Anfield’s advisory fee was higher than the median of the Peer Group and the Morningstar category. The Board also noted that the Fund’s gross expense ratio was above the median of its Peer Group. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.50%, 1.75% and 2.50% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) with respect to the Fund’s Class I, Class A and Class C shares, although the Fund was not currently relying on its expense cap at current asset levels.

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2022

Based on the factors above, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of Anfield and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Anfield based on the Fund’s asset levels and considered the total profits of the Adviser from its relationship with the Fund. The Board concluded that Anfield’s profitability from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Anfield would realize economies of scale with respect to the advisory services provided to the Fund. The Board considered the profitability analyses included in the Board Materials and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Anfield from its association with the Fund. The Board noted that Anfield did not believe it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund other than certain reputational benefits which may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUF-SAR22

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/8/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/8/2022